                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):                       [   ]
    is a restatement.
                                                            [   ]
    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Feirstein, Barry R.
Address: 390 Park Avenue
         4th Floor
         New York, New York 10022

Form 13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Barry Feirstein
Title:
Phone:   (646) 521-8300

Signature, Place, and Date of Signing:

    /s/ Barry Feirstein   New York, New York  February 7, 2001
    ____________________  __________________  _________________
    [Signature]              [City, State]      [Date]



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Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.  (Check here if all holdings of1
         this reporting manager are reported in this report.)1

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     121

Form 13F Information Table Value Total:     $552,858
                                              [thousands]


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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

                                                   Form 13F INFORMATION TABLE
                                                         Barry Feirstein

    ITEM 1          ITEM 2        ITEM 3        ITEM 4         ITEM 5               ITEM 6         ITEM 7        ITEM 8
   ---------       --------      --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                    TITLE        CUSIP         MARKET    SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)    (b)     (c)
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE   SHARED   NONE
--------------     --------      ------        ------    -------  ---  ----  ---- ------ ------  --------  ----   ------   ----

ACTEL CORP           Common      004934105    4,837,500     200,000    X      X                             200,000
AFTERMARKET TECH
 CORP COM            Common      008318107      218,750     100,000    X      X                             100,000
ALLSCRIPTS
 HEALTHCARE SOL COM  Common      00988P108   11,329,297   1,212,500    X      X                           1,212,500
ALLSTATE CORP        Common      020002101    4,356,250     100,000    X      X                             100,000
AMERICAN EXPRESS     Common      025816109    5,493,750     100,000    X      X                             100,000
AMERICAN
 INTERNATIONAL
 GROUP               Common      026874107    9,856,250     100,000    X      X                             100,000
AMERICAN GENERAL
 CORP                Common      026351106    4,075,000      50,000    X      X                              50,000
AT HOME CORP         Common      045919107    1,106,250     200,000    X      X                             200,000
ATMEL CORP           Common      049513104      290,625      25,000    X      X                              25,000
AVISTA CORP          Common      05379B107   40,967,200   1,998,400    X      X                           1,998,400
AXA FINANCIAL INC
 COM                 Common      002451102    2,793,750      50,000    X      X                              50,000
BANK OF NEW YORK     Common      064057102    5,518,750     100,000    X      X                             100,000
BANK ONE CORP COM    Common      06423A103    3,662,500     100,000    X      X                             100,000
BANKAMERICA          Common      060505104    4,587,500     100,000    X      X                             100,000
BE FREE INC COM      Common      073308108      656,250     300,000    X      X                             300,000
BEST BUY             Common      086516101    2,956,250     100,000    X      X                             100,000
BIOTRANSPLANT INC
 COM                 Common      09066Y107    2,736,563     315,000    X      X                             315,000
BJ SVCS              Common      055482103    1,721,875      25,000    X      X                              25,000
BLUE RHINO CORP      Common      095811105      118,750      50,000    X      X                              50,000
BOTTOMLINE TECH
 DEL COM             Common      101388106   11,559,375     450,000    X      X                             450,000
BROCADE
 COMMUNICATIONS INC  Common      111621108    4,590,625      50,000    X      X                              50,000
CAMECO CORP COM      Common      13321L108    7,437,500     425,000    X      X                             425,000
CAPITAL ONE
 FINANCIAL           Common      14040H105    3,290,625      50,000    X      X                              50,000




CASH AMERICA
 INTERNATIONAL       Common      14754D100   10,937,500   2,500,000    X      X                           2,500,000
CATERPILLAR          Common      149123101    1,182,813      25,000    X      X                              25,000
CHECKFREE CORP       Common      162813109      425,000      10,000    X      X                              10,000
CHUBB CORP           Common      171232101    8,650,000     100,000    X      X                             100,000
CITIGROUP INC        Common      172967101    5,106,250     100,000    X      X                             100,000
COLLECTORS UNIVERSE
 COM                 Common      19421R101      153,125     100,000    X      X                             100,000
CNF INC              Common      12612W104    3,381,250     100,000    X      X                             100,000
CORVAS INT'L         Common      221005101    6,289,063     437,500    X      X                             437,500
CORVIS CORP COM      Common      221009103      595,313      25,000    X      X                              25,000
COSTCO WHSL CORP     Common      22160K105    3,993,750     100,000    X      X                             100,000
CROWN CORK & SEAL    Common      228255105   18,593,750   2,500,000    X      X                           2,500,000
CUMMINS ENGINE INC   Common      231021106    1,896,875      50,000    X      X                              50,000
CYBERSOURCE CORP
 COM                 Common      23251J106      475,000     200,000    X      X                             200,000
DANA CORP            Common      235811106    3,062,500     200,000    X      X                             200,000
DELPHI AUTO SYSTEMS
 CORP                Common      247126105    2,250,000     200,000    X      X                             200,000
DIGENE CORP          Common      253752109   44,687,500   1,000,000    X      X                           1,000,000
DIGITAL RIVER INC
 COM                 Common      25388B104      475,000     200,000    X      X                             200,000
DUSA PHARMACEUTICALS
 COM                 Common      266898105      840,625      50,000    X      X                              50,000
DYNEGY INC           Common      26816Q101    2,803,125      50,000    X      X                              50,000
E*TRADE GROUP INC    Common      269246104    2,212,500     300,000    X      X                             300,000
EARTHWEB INC COM     Common      27032C108    7,559,375   1,025,000    X      X                           1,025,000
EASTMAN CHEMICAL     Common      277432100    4,875,000     100,000    X      X                             100,000
EBENX INC COM        Common      278668108    4,843,125     717,500    X      X                             717,500
ECHELON CORP COM     Common      27874N105    1,606,250     100,000    X      X                             100,000
EMERSON ELEC         Common      291011104    1,970,313      25,000    X      X                              25,000
ENRON CORP           Common      293561106    4,156,250      50,000    X      X                              50,000
ENSCO INTL INC       Common      26874Q100      851,563      25,000    X      X                              25,000
EQUITABLE RES INC
 COM                 Common      294549100    5,006,250      75,000    X      X                              75,000
ESPEED INC CL A      Common      296643109    1,568,750     100,000    X      X                             100,000
FANNIE MAE           Common      313586109    8,675,000     100,000    X      X                             100,000
FREEMARKETS INC COM  Common      356602102    1,900,000     100,000    X      X                             100,000
GAP INC              Common      364760108    2,550,000     100,000    X      X                             100,000
GARTNER GROUP INC    Common      366651107      690,000     100,000    X      X                             100,000
GEMPLUS INTL SA ADR  Common      36866Y102    3,550,000     200,000    X      X                             200,000
GILEAD SCIENCES      Common      375558103    4,146,875      50,000    X      X                              50,000
GOLDEN WEST
 FINANCIAL           Common      381317106    6,750,000     100,000    X      X                             100,000
JOHN HANCOCK FINL
 SVCS COM            Common      41014S106    3,762,500     100,000    X      X                             100,000
HARRIS INTERACTIVE
 INC COM             Common      414549105      368,750     100,000    X      X                             100,000




HARTFORD FINL SVCS
 COM                 Common      416515104    7,062,500     100,000    X      X                             100,000
HASBRO INC           Common      418056107    1,593,750     150,000    X      X                             150,000
HEALTHEXTRAS INC     Common      422211102      542,500     155,000    X      X                             155,000
HOME DEPOT INC       Common      437076102    4,568,750     100,000    X      X                             100,000
HOUSEHOLD INTL INC   Common      441815107    5,500,000     100,000    X      X                             100,000
ILEX ONCOLOGY        Common      451923106      657,813      25,000    X      X                              25,000
INGERSOLL RAND CO    Common      456866102    1,046,875      25,000    X      X                              25,000
INTEGRATED DEVICE
 TECH                Common      458118106    3,312,500     100,000    X      X                             100,000
INTERSIL HLDG CORP   Common      46069S109      573,438      25,000    X      X                              25,000
INTERTRUST TECH CORP
 COM                 Common      46113Q109      168,750      50,000    X      X                              50,000
INTIMATE BRANDS INC.
 CL A                Common      461156101    1,500,000     100,000    X      X                             100,000
ISTA PHARMACEUTICALS
 COM                 Common      45031X105    4,500,000     400,000    X      X                             400,000
JP MORGAN CHASE & CO Common      46625H100    4,543,750     100,000    X      X                             100,000
JDS UNIPHASE CORP
 COM                 Common      46612J101    2,084,375      50,000    X      X                              50,000
JEFFERSON PILOT
 CORP COM            Common      475070108    3,737,500      50,000    X      X                              50,000
JUPITER MEDIA METRIX
 COM                 Common      48206U104    6,053,125     650,000    X      X                             650,000
KOS PHARMACEUTICALS  Common      500648100    4,846,875     275,000    X      X                             275,000
AT&T-LIBERTY MEDIA
 CORP                Common      001957208    1,356,250     100,000    X      X                             100,000
LIFEMINDERS COM INC
 COM                 Common      53220Q105      350,000     100,000    X      X                             100,000
MASCO INDS           Common      574599106    2,568,750     100,000    X      X                             100,000
MBNA CORP            Common      55262L100    7,387,500     200,000    X      X                             200,000
MEDIMMUNE INC        Common      584699102    4,768,750     100,000    X      X                             100,000
MET LIFE             Common      59156R108    3,500,000     100,000    X      X                             100,000
MICRON TECHNOLOGY    Common      595112103    1,775,000      50,000    X      X                              50,000
MICROSEMI CORP COM   Common      003870570      695,313      25,000    X      X                              25,000
MILLICOM INTL
 CELLULAR SA         Common      625367107    4,600,000     200,000    X      X                             200,000
MULTEX SYS INC       Common      64122T105    2,650,000     200,000    X      X                             200,000
NETWORK COMMERCE INC Common      64122T105      150,000     200,000    X      X                             200,000
NEXTCARD INC         Common      65332K107   17,600,000   2,200,000    X      X                           2,200,000
NPS PHARMACEUTICALS
 COM                 Common      62936P103   15,336,000     319,500    X      X                             319,500
OAK TECHNOLOGY       Common      671802106      217,188      25,000    X      X                              25,000
OPENWAVE SYS INC COM Common      683718100    1,198,438      25,000    X      X                              25,000
OSI PHARMACEUTICALS
 INC.                Common      671040103   16,425,625     205,000    X      X                             205,000
PACKAGED ICE INC COM Common      695148106       16,200      10,800    X      X                              10,800
PHOTOMEDEX INC       Common      719358103    7,846,875   1,395,000    X      X                           1,395,000
PRICELINE.COM        Common      741503106      656,250     500,000    X      X                             500,000




PROGRESSIVE CORP
 OHIO                Common      743315103    5,388,500      52,000    X      X                              52,000
PROVIDIAN FINL CORP
 COM                 Common      74406A102    2,875,000      50,000    X      X                              50,000
RADIOSHACK CORP COM  Common      750438103    4,281,250     100,000    X      X                             100,000
RED HAT INC COM      Common      756577102    6,250,000   1,000,000    X      X                           1,000,000
SAPIENT CORP         Common      803062108    1,193,750     100,000    X      X                             100,000
SIRIUS SATELLITE
 RADIO INC           Common      82966U103    5,987,500     200,000    X      X                             200,000
SMITH INTL INC       Common      832110100    1,864,063      25,000    X      X                              25,000
SONUS NETWORKS INC
 COM                 Common      835916107      631,250      25,000    X      X                              25,000
SPRINT CORP PCS COM
 SER 1               Common      852061506    2,043,750     100,000    X      X                             100,000
STRATEGIC
 DISTRIBUTION        Common      862701208    1,356,250   3,100,000    X      X                           3,100,000
STUDENT ADVANTAGE
 INC COM             Common      86386Q105    5,556,875   1,307,500    X      X                           1,307,500
THREE FIVE SYS INC   Common      88554L108    9,000,000     500,000    X      X                             500,000
TITAN PHARMACEUTICALS
 INC.                Common      888314101   11,152,161     315,300    X      X                             315,300
TORCHMARK CORP COM   Common      891027104    1,921,875      50,000    X      X                              50,000
TRIQUINT
 SEMICONDUCTOR       Common      89674K103    1,092,188      25,000    X      X                              25,000
TRW INC COM          Common      872649108    7,750,000     200,000    X      X                             200,000
UNISYS CORP          Common      909214108      365,625      25,000    X      X                              25,000
VISTEON CORP COM     Common      92839U107    2,300,000     200,000    X      X                             200,000
WALMART STORES       Common      931142103    5,312,500     100,000    X      X                             100,000
WALT DISNEY INTERNET
 GROUP               Common      254687205      431,250     100,000    X      X                             100,000
WEATHERFORD INTL INC
 COM                 Common      947074100    1,181,250      25,000    X      X                              25,000
WEBMETHODS INC COM   Common      94768C108    2,223,438      25,000    X      X                              25,000
WELLS FARGO & CO     Common      949746101    5,568,750     100,000    X      X                             100,000
XL ZEROES & ONES,
 INC.                Common      98949E107    8,737,500     100,000    X      X                             100,000

                                                                                                         33,951,000
</TABLE














                                7
00618001.BX8

